Retirement Plans (Schedule Of Fair Values Of Defined Benefit Plan Assets Organized By Asset Class And Fair Value Hierarchy Of ASC 820) (Details) - USD ($) $ in Millions	Sep. 30, 2015	Sep. 30, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 4,863	$ 5,461
Percentage of defined benefit plan assets	100.00%	100.00%
Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 1,600	$ 1,897
Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	2,892	3,256
Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	371	308
U.S. equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 1,673	$ 1,816
Percentage of defined benefit plan assets	34.00%	33.00%
U.S. equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 956	$ 1,097
U.S. equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	460	535
U.S. equities [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	257	184
International equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 1,179	$ 1,356
Percentage of defined benefit plan assets	24.00%	25.00%
International equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 502	$ 589
International equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	677	767
International equities [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Emerging market equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 211	$ 279
Percentage of defined benefit plan assets	4.00%	5.00%
Emerging market equities [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 0	$ 0
Emerging market equities [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	211	279
Emerging market equities [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Corporate bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 628	$ 594
Percentage of defined benefit plan assets	13.00%	11.00%
Corporate bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 0	$ 0
Corporate bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	628	594
Corporate bonds [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 676	$ 722
Percentage of defined benefit plan assets	14.00%	13.00%
Government bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 2	$ 2
Government bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	674	720
Government bonds [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
High yield bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 175	$ 181
Percentage of defined benefit plan assets	4.00%	3.00%
High yield bonds [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 0	$ 0
High yield bonds [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	175	181
High yield bonds [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	0	0
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 321	$ 513
Percentage of defined benefit plan assets	7.00%	10.00%
Other [Member] | Fair Value, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 140	$ 209
Other [Member] | Fair Value, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	67	180
Other [Member] | Fair Value, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of defined benefit plan assets	$ 114	$ 124